Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	¥ 528,161	¥ (356,123)	¥ (1,178,833)
Other comprehensive income (loss) before reclassifications, net of taxes	1,001,390	900,962	816,972
Reclassifications, net of taxes	(15,019)	(109)	33,702
Other comprehensive income (loss), net of tax	986,371	900,853	850,674
Less - Other comprehensive income attributable to noncontrolling interests	(36,987)	(16,569)	(27,964)
Accumulated other comprehensive income (loss), ending balance	1,477,545	528,161	(356,123)
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	(516,538)	(813,480)	(1,248,118)
Other comprehensive income (loss) before reclassifications, net of taxes	404,352	301,889	461,754
Other comprehensive income (loss), net of tax	404,352	301,889	461,754
Less - Other comprehensive income attributable to noncontrolling interests	(23,904)	(4,947)	(27,116)
Accumulated other comprehensive income (loss), ending balance	(136,090)	(516,538)	(813,480)
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	1,160,563	666,813	298,306
Other comprehensive income (loss) before reclassifications, net of taxes	596,417	507,566	348,011
Reclassifications, net of taxes	(18,714)	(8,006)	26,198
Other comprehensive income (loss), net of tax	577,703	499,560	374,209
Less - Other comprehensive income attributable to noncontrolling interests	(10,701)	(5,810)	(5,702)
Accumulated other comprehensive income (loss), ending balance	1,727,565	1,160,563	666,813
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income (loss), beginning balance	(115,864)	(209,456)	(229,021)
Other comprehensive income (loss) before reclassifications, net of taxes	621	91,507	7,207
Reclassifications, net of taxes	3,695	7,897	7,504
Other comprehensive income (loss), net of tax	4,316	99,404	14,711
Less - Other comprehensive income attributable to noncontrolling interests	(2,382)	(5,812)	4,854
Accumulated other comprehensive income (loss), ending balance	¥ (113,930)	¥ (115,864)	¥ (209,456)